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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altimeter Capital Management, LLC
Address: One International Place
         Suite 2400
         Boston MA 02110

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John J Kiernan III
Title:   Chief Compliance Officer
Phone:   617-310-6142

Signature, Place, and Date of Signing:

/s/ John J Kiernan III     Boston, MA      2/14/12
------------------------  ---------------  --------
     [Signature]          [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -------------
Form 13F Information Table Entry Total:      36
                                        -------------
Form 13F Information Table Value Total:    213,393
                                        -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                                                                            Voting Authority
                                                                 SHRS or
                                                        Value      PRN           PUT/ Investment  Other
Name of Issuer               Title of Class   CUSIP   (x$1,000)  Amount   SH/PRN CALL Discretion Managers   Sole    Shares None
---------------------------- -------------- --------- --------- --------- ------ ---- ---------- -------- --------- ------ ----
AGILENT TECHNOLOGIES INC        Com         00846U101    1,572     45,000   SH           Sole                45,000
ALASKA AIR GROUP INC            Com         011659109      201      2,682   SH           Sole                 2,682
AMAZON.COM INC                  Com         023135106    2,597     15,000   SH           Sole                15,000
AMERISTAR CASINOS INC           Com         03070Q101    2,602    150,489   SH           Sole               150,489
ATMEL CORP                      Com         049513104    1,256    155,000   SH           Sole               155,000
AVIS BUDGET GROUP INC           Com         053774105   13,677  1,275,795   SH           Sole             1,275,795
CALLIDUS SOFTWARE INC           Com         13123E500      749    116,700   SH           Sole               116,700
DELTA AIR LINES INC             Com         247361702   20,234  2,501,082   SH           Sole             2,501,082
ELONG INC                       ADR         290138205      920     61,226   SH           Sole                61,226
EQUINIX INC                     Com         29444U502    2,058     20,300   SH           Sole                20,300
EXPEDIA INC                     Com         30212P303   16,614    572,500   SH           Sole               572,500
FINISAR CORPORATION             Com         31787A507    1,675    100,000   SH           Sole               100,000
HERTZ GLOBAL HOLDINGS INC       Com         42805T105   16,846  1,437,411   SH           Sole             1,437,411
HOMEAWAY INC                    Com         43739Q100       23      1,000   SH           Sole                 1,000
HYATT HOTELS CORP               Class A     448579102    9,034    240,000   SH           Sole               240,000
KNIGHT CAPITAL GROUP INC        Class A     499005106      946     80,000   SH           Sole                80,000
LINKEDIN CORP                   Class A     53578A108       99      1,573   SH           Sole                 1,573
MARCHEX INC                     Class B     56624R108      101     16,196   SH           Sole                16,196
MGM RESORTS INTERNATIONAL       Com         552953101    4,172    400,000   SH           Sole               400,000
ORBITZ WORLDWIDE INC            Com         68557K109      417    111,000   SH           Sole               111,000
PENN NATIONAL GAMING INC        Com         707569109    4,070    106,920   SH           Sole               106,920
PRICELINE.COM INC               Com         741503403    3,742      8,000   SH           Sole                 8,000
PROSHARES ULTRASHORT
  SEMICONDUCTOR                 ETF         74347X245      251      5,500   SH           Sole                 5,500
QUALCOMM INC                    Com         747525103    1,915     35,000   SH           Sole                35,000
RACKSPACE HOSTING INC           Com         750086100    2,237     52,000   SH           Sole                52,000
REALNETWORKS INC                Com         75605L708      656     87,525   SH           Sole                87,525
RF MICRO DEVICES INC            Com         749941100      540    100,000   SH           Sole               100,000
ROYAL CARIBBEAN CRUISES LTD     Com         V7780T103   32,325  1,305,000   SH           Sole             1,305,000
ROYAL CARIBBEAN CRUISES LTD     Com         V7780T903       87    138,700   SH   CALL    Sole               138,700
SANDISK CORP                    Com         80004C101      999     20,300   SH           Sole                20,300
TRIPADVISOR INC                 Com         896945201   14,433    572,500   SH           Sole               572,500
TTM TECHNOLOGIES                Com         87305R109      622     56,782   SH           Sole                56,782
UNITED CONTINENTAL
  HOLDINGS                      Com         910047109   44,516  2,359,108   SH           Sole             2,359,108
UNIVERSAL TRAVEL GROUP          Com         91388Q202       75     31,000   SH           Sole                31,000
US AIRWAYS GROUP INC            Com         90341W108    6,102  1,203,528   SH           Sole             1,203,528
WYNDHAM WORLDWIDE CORP          Com         98310W108    5,031    133,000   SH           Sole               133,000

                                                      $213,393